Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2021
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]
	2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,150	9,631	8,234	2,708	26	(211)	25,538
Provision for credit losses	(3)	104	446	5	(42)	5	515
Noninterest expenses
Compensation and benefits	1,447	2,199	2,810	822	128	3,012	10,418
General and administrative expenses	2,659	3,583	4,440	840	1,306	(2,008)	10,821
Impairment of goodwill and other intangible assets	5	0	0	0	0	0	5
Restructuring activities	42	47	173	2	(2)	(0)	261
Total noninterest expenses	4,153	5,830	7,423	1,664	1,432	1,004	21,505
Noncontrolling interests	0	(17)	0	223	0	(206)	0
Profit (loss) before tax	1,000	3,715	366	816	(1,364)	(1,014)	3,518
Cost/income ratio	81%	61%	90%	61%	N/M	N/M	84%
Assets[2]	245,716	615,906	310,496	10,387	131,775	10,425	1,324,705
Additions to non-current assets	17	6	149	32	1	1,734	1,939
Risk-weighted assets	65,406	140,600	85,366	14,415	28,059	17,783	351,629
Leverage exposure (fully loaded)[3]	299,892	530,361	320,692	10,678	38,830	22,761	1,124,667
Average allocated shareholders' equity	10,301	24,181	12,663	4,815	4,473	104	56,537
Post-tax return on average shareholders’ equity[4]	6%	10%	1%	12%	(23) %	N/M	4%
Post-tax return on average tangible shareholders’ equity[4]	7%	11%	1%	30%	(23) %	N/M	4%

[1] includes:
Net interest income	2,605	3,332	4,601	(5)	58	526	11,117
Net income (loss) from equity method investments	3	(34)	40	81	7	1	98
[2] includes:
Equity method investments	72	462	180	349	25	4	1,091

N/M – Not meaningful
[3] The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.
[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 26 % for the year ended December 31, 2021. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2021. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.
	2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,146	9,286	8,126	2,229	(225)	(552)	24,011
Provision for credit losses	364	690	711	2	29	(4)	1,792
Noninterest expenses
Compensation and benefits	1,402	2,081	2,863	740	168	3,217	10,471
General and administrative expenses	2,813	3,323	4,238	763	1,774	(2,652)	10,259
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	28	14	413	22	5	3	485
Total noninterest expenses	4,243	5,418	7,513	1,526	1,947	568	21,216
Noncontrolling interests	0	11	0	157	(0)	(169)	0
Profit (loss) before tax	539	3,166	(99)	544	(2,200)	(947)	1,003
Cost/income ratio	82%	58%	92%	68%	N/M	N/M	88%
Assets[2]	237,675	573,536	296,596	9,453	197,667	10,035	1,324,961
Additions to non-current assets	10	4	202	32	0	3,174	3,423
Risk-weighted assets	57,483	128,292	77,074	9,997	34,415	21,690	328,951
Leverage exposure (fully loaded)[3]	273,959	476,097	307,746	4,695	71,726	29,243	1,078,268
Average allocated shareholders' equity	9,945	22,911	11,553	4,757	6,166	(23)	55,308
Post-tax return on average shareholders’ equity[4]	3%	9%	(1) %	8%	(26) %	N/M	0%
Post-tax return on average tangible shareholders’ equity[4]	3%	10%	(1) %	21%	(27) %	N/M	0%

[1] includes:
Net interest income	2,883	3,325	4,499	1	61	779	11,548
Net income (loss) from equity method investments	3	22	23	63	9	1	120
[2] includes:
Equity method investments	69	399	60	304	67	4	901

N/M – Not meaningful
Prior year segmental information presented in the current structure.
[3] The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.
[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December 31, 2020. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2020. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.
	2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,247	7,023	8,239	2,332	217	107	23,165
Provision for credit losses	284	110	344	1	(14)	(0)	723
Noninterest expenses
Compensation and benefits	1,419	2,156	2,971	832	359	3,406	11,142
General and administrative expenses	2,829	4,073	4,517	851	2,898	(2,916)	12,253
Impairment of goodwill and other intangible assets	492	0	545	0	0	0	1,037
Restructuring activities	137	169	125	29	143	41	644
Total noninterest expenses	4,877	6,397	8,159	1,711	3,400	531	25,076
Noncontrolling interests	0	20	(0)	152	1	(173)	0
Profit (loss) before tax	86	496	(263)	468	(3,170)	(251)	(2,634)
Cost/income ratio	93%	91%	99%	73%	N/M	N/M	108%
Assets[2]	228,846	501,591	270,334	9,936	259,224	27,743	1,297,674
Additions to non-current assets	9	1	167	27	0	1,117	1,322
Risk-weighted assets	58,993	116,367	74,032	9,527	45,874	19,223	324,015
Leverage exposure (fully loaded)	270,836	432,066	282,575	4,643	126,905	51,016	1,168,040
Average allocated shareholders' equity	10,340	21,736	11,663	4,865	7,253	4,314	60,170
Post-tax return on average shareholders’ equity[3]	(0) %	1%	(2) %	7%	(32) %	N/M	(10) %
Post-tax return on average tangible shareholders’ equity[3]	(0) %	1%	(2) %	18%	(33) %	N/M	(11) %

[1] includes:
Net interest income	2,635	2,709	4,838	(39)	85	3,520	13,749
Net income (loss) from equity method investments	3	32	14	49	12	1	110
[2] includes:
Equity method investments	66	412	82	276	90	4	929

N/M – Not meaningful
Prior year segmental information presented in the current structure.
[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (100) % for the year ended December 31, 2019. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2019. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

Segment Results of Operations, Corporate Bank [text block table]
Corporate Bank
				2021 increase (decrease) from 2020		2020 increase (decrease) from 2019
in € m. (unless stated otherwise)	2021	2020	2019	in € m.	in %	in € m.	in %
Net revenues
Corporate Treasury Services	3,130	3,125	3,077	5	0	48	2
Institutional Client Services	1,294	1,274	1,405	20	2	(131)	(9)
Business Banking	726	747	765	(21)	(3)	(18)	(2)
Total net revenues	5,150	5,146	5,247	4	0	(101)	(2)
Of which:
Net interest income	2,605	2,883	2,635	(278)	(10)	248	9
Commissions and fee income	2,203	2,078	2,192	125	6	(114)	(5)
Remaining income	343	185	420	158	85	(235)	(56)
Provision for credit losses	(3)	364	284	(367)	N/M	80	28
Noninterest expenses
Compensation and benefits	1,447	1,402	1,419	46	3	(17)	(1)
General and administrative expenses	2,659	2,813	2,829	(154)	(5)	(16)	(1)
Impairment of goodwill and other intangible assets	5	0	492	5	N/M	(492)	N/M
Restructuring activities	42	28	137	13	47	(108)	(79)
Total noninterest expenses	4,153	4,243	4,877	(90)	(2)	(634)	(13)
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	1,000	539	86	461	86	453	N/M
Total assets (in € bn)[1]	246	238	229	8	3	9	4
Loans (gross of allowance for loan losses, in € bn)	122	115	119	8	7	(5)	(4)
Employees (full-time equivalent)	13,265	13,320	13,471	(55)	(0)	(151)	(1)

N/M – Not meaningful
Prior year segmental information presented in the current structure.
[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Investment Bank [text block table]
Investment Bank
				2021 increase (decrease) from 2020		2020 increase (decrease) from 2019
in € m. (unless stated otherwise)	2021	2020	2019	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	7,063	7,074	5,524	(11)	(0)	1,550	28
Debt Origination	1,573	1,500	1,117	73	5	383	34
Equity Origination	544	369	148	174	47	221	149
Advisory	491	244	370	247	101	(126)	(34)
Origination & Advisory	2,608	2,114	1,635	494	23	479	29
Other	(40)	99	(136)	(139)	N/M	235	N/M
Total net revenues	9,631	9,286	7,023	345	4	2,263	32
Provision for credit losses	104	690	110	(587)	(85)	581	N/M
Noninterest expenses
Compensation and benefits	2,199	2,081	2,156	118	6	(75)	(3)
General and administrative expenses	3,583	3,323	4,073	260	8	(750)	(18)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	47	14	169	33	N/M	(155)	(92)
Total noninterest expenses	5,830	5,418	6,397	411	8	(979)	(15)
Noncontrolling interests	(17)	11	20	(29)	N/M	(8)	(41)
Profit (loss) before tax	3,715	3,166	496	549	17	2,670	N/M
Total assets (in € bn)[1]	616	574	502	42	7	72	14
Loans (gross of allowance for loan losses, in € bn)	93	69	75	24	34	(6)	(8)
Employees (full-time equivalent)	7,202	7,584	7,494	(382)	(5)	90	1

N/M – Not meaningful
Prior year segmental information presented in the current structure
[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Private Bank [text block table]
Private Bank
				2021 increase (decrease) from 2020		2020 increase (decrease) from 2019
in € m. (unless stated otherwise)	2021	2020	2019	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	5,008	4,989	5,109	19	0	(120)	(2)
International Private Bank	3,226	3,136	3,130	90	3	7	0
IPB Personal Banking[1]	908	870	905	38	4	(34)	(4)
IPB Private Banking[2] and Wealth Management	2,318	2,266	2,225	52	2	41	2
Total net revenues	8,234	8,126	8,239	109	1	(113)	(1)
Of which:
Net interest income	4,601	4,499	4,838	102	2	(339)	(7)
Commissions and fee income	3,207	3,052	2,866	155	5	187	7
Remaining income	426	574	534	(148)	(26)	40	7
Provision for credit losses	446	711	344	(265)	(37)	367	107
Noninterest expenses:
Compensation and benefits	2,810	2,863	2,971	(53)	(2)	(108)	(4)
General and administrative expenses	4,440	4,238	4,517	202	5	(280)	(6)
Impairment of goodwill and other intangible assets	0	0	545	0	N/M	(545)	N/M
Restructuring activities	173	413	125	(240)	(58)	287	N/M
Total noninterest expenses	7,423	7,513	8,159	(91)	(1)	(645)	(8)
Noncontrolling interests	0	0	(0)	(0)	(87)	1	N/M
Profit (loss) before tax	366	(99)	(263)	465	N/M	164	(62)
Total assets (in € bn)[3]	310	297	270	14	5	26	10
Loans (gross of allowance for loan losses, in € bn)	254	237	227	17	7	10	5
Assets under Management (in € bn)[4]	553	493	482	59	12	11	2
Net flows (in € bn)	30	16	4	14	88	12	N/M
Employees (full-time equivalent)	28,100	29,764	31,421	(1,665)	(6)	(1,657)	(5)

N/M – Not meaningful
Prior year segmental information presented in the current structure.
[1] Including small businesses in Italy, Spain and India. .
[2] Including small & mid caps in Italy, Spain and India.
[3] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
4We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes.

Segment Results of Operations, Asset Management [text block table]
Asset Management
				2021 increase (decrease) from 2020		2020 increase (decrease) from 2019
in € m. (unless stated otherwise)	2021	2020	2019	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,370	2,136	2,141	233	11	(5)	(0)
Performance and transaction fees	212	90	201	122	135	(111)	(55)
Other	126	3	(10)	123	N/M	13	N/M
Total net revenues	2,708	2,229	2,332	478	21	(103)	(4)
Provision for credit losses	5	2	1	3	148	1	59
Noninterest expenses
Compensation and benefits	822	740	832	82	11	(92)	(11)
General and administrative expenses	840	763	851	77	10	(88)	(10)
Impairment of goodwill and other intangible assets	0	0	0	(0)	N/M	0	N/M
Restructuring activities	2	22	29	(20)	(92)	(6)	(22)
Total noninterest expenses	1,664	1,526	1,711	138	9	(185)	(11)
Noncontrolling interests	223	157	152	66	42	5	4
Profit (loss) before tax	816	544	468	272	50	76	16
Total assets (in € bn)[1]	10	9	10	1	10	(0)	(5)
Assets under Management (in € bn)	928	793	768	135	17	25	3
Net flows (in € bn)	48	30	25	17	N/M	5	N/M
Employees (full-time equivalent)	4,072	3,926	3,925	146	4	1	0

N/M – Not meaningful
Prior year segmental information presented in the current structure.
[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Capital Release Unit [text block table]
Capital Release Unit
				2021 increase (decrease) from 2020		2020 increase (decrease) from 2019
in € m. (unless stated otherwise)	2021	2020	2019	in € m.	in %	in € m.	in %
Net revenues	26	(225)	217	251	N/M	(442)	N/M
Provision for credit losses	(42)	29	(14)	(70)	N/M	43	N/M
Noninterest expenses
Compensation and benefits	128	168	359	(40)	(24)	(191)	(53)
General and administrative expenses	1,306	1,774	2,898	(468)	(26)	(1,124)	(39)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(2)	5	143	(7)	N/M	(139)	(97)
Total noninterest expenses	1,432	1,947	3,400	(515)	(26)	(1,453)	(43)
Noncontrolling interests	-	(0)	1	0	N/M	(1)	N/M
Profit (loss) before tax	(1,364)	(2,200)	(3,170)	836	(38)	970	(31)
Total assets (in € bn)[1]	132	198	259	(66)	(33)	(62)	(24)
Employees (full-time equivalent)	267	478	614	(211)	(44)	(136)	(22)

N/M – Not meaningful
Prior year segmental information presented in the current structure.
[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Corporate & Other [text block table]
Corporate & Other (C&O)
				2021 increase (decrease) from 2020		2020 increase (decrease) from 2019
in € m. (unless stated otherwise)	2021	2020	2019	in € m.	in %	in € m.	in %
Net revenues	(211)	(552)	107	340	(62)	(659)	N/M
Provision for credit losses	5	(4)	(0)	9	N/M	(3)	N/M
Noninterest expenses
Compensation and benefits	3,012	3,217	3,406	(206)	(6)	(188)	(6)
General and administrative expenses	(2,008)	(2,652)	(2,916)	644	(24)	263	(9)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(0)	3	41	(3)	N/M	(38)	(93)
Total noninterest expenses	1,004	568	531	436	77	37	7
Noncontrolling interests	(206)	(169)	(173)	(37)	22	3	(2)
Profit (loss) before tax	(1,014)	(947)	(251)	(68)	7	(696)	N/M
Employees (full-time equivalent)	30,064	29,587	30,672	477	2	(1,085)	(4)

N/M – Not meaningful
Prior year segmental information presented in the current structure.

Entity-Wide Disclosures by Geographic Area [text block table]
in € m.	2021	2020	2019
Germany:
Corporate Bank	2,593	2,538	2,444
Investment Bank	450	431	364
Private Bank	5,481	5,456	5,562
Asset Management	1,385	992	1,054
Capital Release Unit	4	23	80
Total Germany	9,914	9,441	9,504
UK:
Corporate Bank	144	110	207
Investment Bank	3,642	3,552	2,244
Private Bank	(2)	31	29
Asset Management	336	292	345
Capital Release Unit	(122)	(383)	(181)
Total UK	3,997	3,602	2,645
Rest of Europe, Middle East and Africa:
Corporate Bank	900	934	846
Investment Bank	255	358	292
Private Bank	1,783	1,682	1,676
Asset Management	286	344	380
Capital Release Unit	26	35	99
Total Rest of Europe, Middle East and Africa	3,249	3,355	3,293
Americas (primarily United States):
Corporate Bank	750	768	951
Investment Bank	3,904	3,285	2,701
Private Bank	364	362	379
Asset Management	537	465	437
Capital Release Unit	41	50	88
Total Americas	5,596	4,929	4,556
Asia/Pacific:
Corporate Bank	764	796	798
Investment Bank	1,381	1,660	1,421
Private Bank	608	594	593
Asset Management	163	136	116
Capital Release Unit	77	49	130
Total Asia/Pacific	2,993	3,236	3,059
Corporate and Other	(211)	(552)	107
Consolidated net revenues[1]	25,538	24,011	23,165

[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.